Net loss per share - Schedule of net loss per share (Details) - CAD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Earnings Per Share [Abstract]
Net loss	$ (3,166,214)	$ (634,598)	$ (4,372,019)	$ (2,667,423)
Weighted average number of Common and Class A shares	54,029,902	34,995,692	43,627,051	33,795,132
Net loss per share from continuing operations basic	$ (0.06)	$ (0.02)	$ (0.1)	$ (0.08)
Net loss per share from continuing operations diluted	$ (0.06)	$ (0.02)	$ (0.1)	$ (0.08)